COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

a)	Operating lease commitments

The Group has operating lease agreements principally for staff quarters and for warehouse premises in the PRC. Such leases have remaining terms generally within 48 months, and are renewable upon negotiation. Rental expense was $2,086,451, $1,274,139 and $1,677,533 for the years ended December 31, 2011, 2012 and 2013, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2013 were as follows:

Twelve-month period ending December 31,

2014	$1,837,773
2015	$1,684,326
2016	$105,598
2017	$58,051
2018	$29,523
Over 5 years	$61,507

$3,776,778

b)	Purchase commitments
	At December 31,
	2011	2012	2013
	$	$	$
Commitments to purchase property, plant and equipment (1)	51,095,125	20,415,660	13,356,755
Commitments to purchase silicon raw materials (2)	1,314,053,548	899,304,092	845,131,131

	1,365,148,673	919,719,752	858,487,886

(1)	Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2014	$12,672,844
2015	$666,323
2016	$17,588

Total	$13,356,755

(2)	As of December 31, 2012, the Group had entered into certain long-term silicon procurement contracts, under which the Group agreed to purchase silicon wafers in an aggregate quantity of approximately 986 million pieces over the next four years at the price determined monthly.

Based on the prevailing market as of December 31, 2013, future payments required under these long-term supply agreements are as follows:

Twelve-month period ending December 31,
2014	$281,710,377
2015	$281,710,377
2016	$281,710,377

Total	$845,131,131